S-K 1602(a)(3) Forepart, Sponsor Compensation - USD ($)	Oct. 02, 2026	May 21, 2026
ALLR Sponsor LLC [Member] | Class B Ordinary Shares or Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		3,833,333
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Price Paid or to be Paid for Securities, Per Share		$ 0.0065
ALLR Sponsor LLC [Member] | Class B Ordinary Shares to Forfeiture [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		500,000
ALLR Sponsor LLC [Member] | Private Warrants [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,600,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,600,000
Price Paid or to be Paid for Securities, Per Share	$ 1.00
ALLR Sponsor LLC [Member] | Over Allotment Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,787,500
Price Paid or to be Paid for Securities, Total Amount	$ 2,787,500
ALLR Sponsor LLC [Member] | Private Placement [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 2,600,000
ALLR Sponsor LLC [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	3,333,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
ALLR Sponsor LLC [Member] | Private Warrants Underwriters Over-Allotment Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,787,500
Price Paid or to be Paid for Securities, Total Amount	$ 2,787,500
ALLR Sponsor LLC [Member] | Underwriters Over-Allotment Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	3,833,333
ALLR Sponsor LLC, or its Affiliates [Member] | Warrants [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share	$ 1.00